Reorganization Items (Tables)	12 Months Ended
Dec. 31, 2015
Reorganization Items [Abstract]
Reorganization Items [Table Text Block]
Expenses and income directly associated with the Chapter 11 Cases are reported separately in the statements of consolidated income (loss) as reorganization items as required by ASC 852, Reorganizations. Reorganization items also include adjustments to reflect the carrying value of liabilities subject to compromise (LSTC) at their estimated allowed claim amounts, as such adjustments are determined. The following table presents reorganization items incurred in the year ended December 31, 2015 and the post-petition period ended December 31, 2014 as reported in the statements of consolidated income (loss):

	Year Ended December 31, 2015	Post-Petition Period Ended December 31, 2014
Expenses related to legal advisory and representation services	$111	$50
Expenses related to other professional consulting and advisory services	30	15
Noncash adjustment for estimated allowed claims relate to debt (Note 9)	(89)	—
Noncash adjustments for allowed claims related to affiliates (Notes 2 and 12)	(7)	—
Loss on exchange and settlement of EFIH First Lien Notes (Note 6)	—	108
Fees associated with EFIH Second Lien Notes repayment and completion of the DIP Facility	28	94
Total reorganization items	$73	$267